Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Derivative [Line Items]
Gross fair value of derivative assets	¥ 15,122	¥ 23,359
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	13,472	21,829
Impact of master netting agreements	(11,467)	(19,905)
Impact of collateral	(1,653)	(1,590)
Net exposure to credit risk	¥ 352	¥ 334